UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $25,077 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2242   180956 SH       Sole                   180956        0        0
AMERIPRISE FINL INC            COM              03076C106      545    14996 SH       Sole                    14996        0        0
BALL CORP                      COM              058498106     2624    53341 SH       Sole                    53341        0        0
DARDEN RESTAURANTS INC         COM              237194105      782    22904 SH       Sole                    22904        0        0
ELECTRONIC ARTS INC            COM              285512109     1701    89299 SH       Sole                    89299        0        0
EQUINIX INC                    COM NEW          29444U502      613     6667 SH       Sole                     6667        0        0
FEDERATED INVS INC PA          CL B             314211103     1620    61440 SH       Sole                    61440        0        0
GENOPTIX INC                   COM              37243V100      851    24471 SH       Sole                    24471        0        0
HASBRO INC                     COM              418056107     1306    47046 SH       Sole                    47046        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     2491    80082 SH       Sole                    80082        0        0
OWENS ILL INC                  COM NEW          690768403     1638    44397 SH       Sole                    44397        0        0
POPULAR INC                    COM              733174106     2157   762107 SH       Sole                   762107        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     1682    62245 SH       Sole                    62245        0        0
TIVO INC                       COM              888706108      516    49846 SH       Sole                    49846        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1302    15222 SH       Sole                    15222        0        0
XTO ENERGY INC                 COM              98385X106     1893    45809 SH       Sole                    45809        0        0
YAHOO INC                      COM              984332106     1114    62541 SH       Sole                    62541        0        0